Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2023 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” (“CAP”) (as computed in accordance with Item 402(v) of Regulation S-K) to our Principal Executive Officer (“PEO”) and to our other NEOs and certain financial performance of the company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. We generally seek to incentivize long-term performance, and therefore do not specifically align our performance measures with “compensation actually paid” for a particular year. In addition, as discussed below, the adoption of LDTI significantly changed the recognition and measurement of insurance assets and liabilities and created increased volatility in the company’s U.S. GAAP earnings as compared to the previous accounting standard. Therefore, the company will continue to review and evaluate performance measures for its executive compensation programs. For information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.

	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non- PEO named executive officers(3)	Average compensation actually paid to non-PEO Named executive officers(2)	Value of initial fixed $100 investment based on:		Net income ($millions)(5)	Adjusted Operating Income ($millions)(6)
Year					Total shareholder return	Peer group total shareholder return(4)
2023	$9,868,918	$14,403,247	$2,991,489	$2,700,487	$151.82	$97.63	$76	$41
2022	$9,448,366	$13,381,239	$3,165,862	$3,780,344	$120.23	$89.91	$609	$633
2021	$8,499,379	$20,058,727	$4,843,984	$6,375,531	$92.05	$107.76	$904	$765
2020	$7,357,588	$14,175,425	$5,632,375	$4,454,266	$85.91	$102.61	$178	$310

Company Selected Measure Name	Adjusted Operating Income
Operating Income (Loss)	$ 41,000,000
[custom:AdjustmentForPortionOfNetInvestmentGainsLossesAttributableToNoncontrollingInterests]	2,000,000
[custom:AdjustmentForChangesInReservesAttributedFeesAndBenefitPayments]	$ (10,000,000)
Named Executive Officers, Footnote [Text Block]
(1)	Our PEO in 2020, 2021, 2022 and 2023 was Mr. Thomas McInerney.
(3)	The non-PEOs included in the 2023 average are: Jerome Upton, Brian Haendiges, Gregg Karawan, Kelly Saltzgaber and Daniel Sheehan.

Peer Group Issuers, Footnote [Text Block]
(4)	Peer Group is the S&P 600 SmallCap 600 Insurance Index, the published industry or line-of-business index used for the stock performance graph reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

PEO Total Compensation Amount	$ 9,868,918	$ 9,448,366	$ 8,499,379	$ 7,357,588
PEO Actually Paid Compensation Amount	$ 14,403,247	13,381,239	20,058,727	14,175,425
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2023	2023
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,306,481)	$(859,542)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$3,665,364	$761,177
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$4,620,884	$486,789
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,554,562	$117,957
Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$(671,251)
Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$(126,132)
Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY	$0	0
Total Adjustments	$4,534,329	$(291,002)
(a)	For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 45% as of December 31, 2023 (ii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric, which were granted February 17, 2022, assumed a payout at 18% as of December 31, 2022, (iii) the PSUs subject to the Consolidated Adjusted Operating Income metric which were granted March 25, 2021, assumed a payout at 200% as of December 31, 2022 and 2021, respectively, (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2023, 2022 and 2021 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Non-PEO NEO Average Total Compensation Amount	$ 2,991,489	3,165,862	4,843,984	5,632,375
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,700,487	3,780,344	6,375,531	4,454,266
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid” as calculated in accordance with Item 402(v) of SEC Regulation S-K. The following adjustments were made to the PEO’s total compensation as reported in the Summary Compensation Table for each applicable fiscal year and the average of the total compensation for the other non-PEOs as reported in the Summary Compensation Table for each applicable fiscal year to determine compensation actually paid to the PEO and the other non-PEOs, an average, respectively:

	PEO	Non-PEO Averages
Adjustments	2023	2023
Subtract Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(5,306,481)	$(859,542)
Add ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End(a)	$3,665,364	$761,177
Add/(subtract) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, the change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$4,620,884	$486,789
Add/(subtract) for Awards Granted during Prior FY that Vested During Applicable FY, change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,554,562	$117,957
Subtract ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$(671,251)
Subtract Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	$0	$(126,132)
Add Service Cost and, if applicable, Prior Service Cost for Pension Plans for the Applicable FY	$0	0
Total Adjustments	$4,534,329	$(291,002)
(a)	For purposes of the foregoing, the fair value of the stock awards at all applicable dates was calculated using the same methodology (including applicable assumptions) as used to account for share-based payments in company’s financial statements. The assumptions used in calculating the fair value of awards at the applicable dates did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year, except that (i) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Insurance Companies Core Pre-tax Statutory Income metric, which were granted February 16, 2023, assumed a payout at 45% as of December 31, 2023 (ii) the weighted fair value calculations of the PSUs subject to the Enact Adjusted Operating Income metric and the U. S. Life Statutory Net Income metric, which were granted February 17, 2022, assumed a payout at 18% as of December 31, 2022, (iii) the PSUs subject to the Consolidated Adjusted Operating Income metric which were granted March 25, 2021, assumed a payout at 200% as of December 31, 2022 and 2021, respectively, (iv) for awards subject to the TSR metric, the assumptions used in the Monte Carlo calculation to determine the fair value as of December 31, 2023, 2022 and 2021 did not materially differ, from the assumptions used in the Monte Carlo calculation used to determine the grant date fair values.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP versus Company and Peer Group TSR

Our compensation program is designed to align with total shareholder return by being heavily comprised of equity for executive officers, with 62% of PEO and approximately 46% of all Non-PEO’s target compensation in equity as described in Key Compensation Program Elements on page 68.

Compensation Actually Paid vs. Net Income [Text Block]

CAP versus Net Income and Adjusted Operating Income

On January 1, 2023, the company adopted LDTI. This accounting guidance directly impacted deferred acquisition costs, intangible assets and insurance assets and liabilities in the company’s U.S. life insurance subsidiaries. Under LDTI, assumptions are unlocked on long-duration products to reflect the impact of cash flow assumption updates and actual versus expected experience, with amounts reflected in earnings as remeasurement gains or losses based on issue-year cohorts. As a result of assumptions being unlocked under LDTI, we expect increased U.S. GAAP earnings volatility. For example, for the year ended December 31, 2023, the company recorded an after-tax remeasurement loss of $464 million driven mostly by unfavorable actual versus expected experience in its long-term care insurance products and from unfavorable cash flow assumption updates recorded in the fourth quarter of 2023. The company’s future U.S. GAAP financial results will depend significantly upon the extent to which its actual future experience is consistent with the assumptions and methodologies used in calculating its reserves. Accordingly, the company measures performance of its U.S. life insurance subsidiaries using multiple key performance indicators, including long-term care insurance in-force rate actions and statutory accounting results.

As shown in the table above, the company’s net income and adjusted operating income has varied over the four-year measurement period due the impacts of the COVID-19 pandemic on our businesses as well as the implementation of LDTI in 2023.

Additionally, net income and adjusted operating income may not move directionally or proportionally with PEO and Non-PEO CAP. This is due to the large portion of PEO and Non-PEO compensation that is equity-based compensation as well as the significant volatility from LDTI on the company’s U.S. GAAP earnings, including net income and adjusted operating income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

CAP versus Net Income and Adjusted Operating Income

On January 1, 2023, the company adopted LDTI. This accounting guidance directly impacted deferred acquisition costs, intangible assets and insurance assets and liabilities in the company’s U.S. life insurance subsidiaries. Under LDTI, assumptions are unlocked on long-duration products to reflect the impact of cash flow assumption updates and actual versus expected experience, with amounts reflected in earnings as remeasurement gains or losses based on issue-year cohorts. As a result of assumptions being unlocked under LDTI, we expect increased U.S. GAAP earnings volatility. For example, for the year ended December 31, 2023, the company recorded an after-tax remeasurement loss of $464 million driven mostly by unfavorable actual versus expected experience in its long-term care insurance products and from unfavorable cash flow assumption updates recorded in the fourth quarter of 2023. The company’s future U.S. GAAP financial results will depend significantly upon the extent to which its actual future experience is consistent with the assumptions and methodologies used in calculating its reserves. Accordingly, the company measures performance of its U.S. life insurance subsidiaries using multiple key performance indicators, including long-term care insurance in-force rate actions and statutory accounting results.

As shown in the table above, the company’s net income and adjusted operating income has varied over the four-year measurement period due the impacts of the COVID-19 pandemic on our businesses as well as the implementation of LDTI in 2023.

Additionally, net income and adjusted operating income may not move directionally or proportionally with PEO and Non-PEO CAP. This is due to the large portion of PEO and Non-PEO compensation that is equity-based compensation as well as the significant volatility from LDTI on the company’s U.S. GAAP earnings, including net income and adjusted operating income.

Tabular List [Table Text Block]

Company Selected Financial Performance Measures

For 2023, the company selected the following financial performance measures that link compensation actually paid to our NEOs to the company’s performance for the most recently completed fiscal year. Although these financial measures were selected, with the implementation of LDTI in 2023, the company will continue to review and evaluate performance measures for its executive compensation programs, as the company measures performance of its U.S. life insurance subsidiaries using multiple key performance indicators, including in-force rate action approvals as well as on statutory accounting results. For further information concerning the company’s pay-for-performance philosophy and how the company aligns executive compensation with the company’s performance, refer to the Compensation Discussion and Analysis section.

●Adjusted Operating Income
●U.S. Life Insurance Companies Net Income (Loss) under Statutory Accounting Principles
●Relative Total Shareholder Return

Total Shareholder Return Amount	$ 151.82	120.23	92.05	85.91
Peer Group Total Shareholder Return Amount	97.63	89.91	107.76	102.61
Net Income (Loss) Attributable to Parent	76,000,000	$ 609,000,000	$ 904,000,000	$ 178,000,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Noncontrolling Interest	123,000,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	76,000,000
[custom:GainLossOnInvestmentsAttributableToParent]	(25,000,000)
[custom:ChangesInFairValueOfMarketRiskBenefitsAttributableToInterestRatesEquityMarketsAndAssociatedHedge]	(22,000,000)
Gain (Loss) on Extinguishment of Debt	(2,000,000)
Restructuring Charges	4,000,000
[custom:TaxesOnReconcilingAdjustmentsToNetOperatingIncomeLoss]	10,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	199,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	0
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 199,000,000
Company Selected Measure Amount	41,000,000	633,000,000	765,000,000	310,000,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsAssumedPayoutPercentage]	0.45	0.18	2
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardEquityInstrumentsOtherThanOptionsAssumedPayoutPercentage2]		2
PEO Name	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney	Mr. Thomas McInerney
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
(6)	In accordance with SEC rules, the company is required to include in the Pay versus Performance Table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The company determined Adjusted Operating Income, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance Table. Except for the year ended December 31, 2023, adjusted operating income has not been re-presented to reflect the adoption of LDTI. Adjusted operating income reported in the company’s 2023 Annual Report on Form 10-K under LDTI for the years ended December 31, 2023, 2022 and 2021, was $41 million, $818 million and $474 million, respectively. The following table presents a reconciliation of net income to adjusted operating income for the year ended December 31:

(Amounts in millions)	2023
Net income available to Genworth Financial, Inc.’s common stockholders	$76
Add: net income from continuing operations attributable to noncontrolling interests	123
Add: net income from discontinued operations attributable to noncontrolling interests	—

Net income	199
Less: income (loss) from discontinued operations, net of taxes	—

Income from continuing operations	199
Less: net income from continuing operations attributable to noncontrolling interests	123

Income from continuing operations available to Genworth Financial, Inc.’s common stockholders	76
Adjustments to income from continuing operations available to Genworth Financial, Inc.’s common stockholders:
Net investment (gains) losses, net(i)	(25)
Changes in fair value of market risk benefits attributable to interest rates, equity markets and associated hedges(ii)	(22)
(Gains) losses on early extinguishment of debt	(2)
Expense related to restructuring	4
Taxes on adjustments	10

Adjusted operating income available to Genworth Financial, Inc’s common stockholders	$41

(i)	For the year ended December 31, 2023, net investment (gains) losses were adjusted for the portion attributable to noncontrolling interests of $2 million.
(j)	Changes in fair value of market risk benefits and associated hedges were adjusted to exclude changes in reserves, attributed fees and benefit payments of $(10) million for the year ended December 31, 2023.

Measure Name	Adjusted Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	U.S. Life Insurance Companies Net Income (Loss) under Statutory Accounting Principles
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Previously Reported Net Income Loss [Member]
Pay vs Performance Disclosure [Table]
Net Income (Loss) Attributable to Parent		$ 916,000,000	$ 850,000,000
Previously Reported Operating Income Loss [Member]
Pay vs Performance Disclosure [Table]
Operating Income (Loss)		$ 818,000,000	$ 474,000,000
Subtract Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,306,481)
Subtract Amounts Reported Under The Stock Awards And Option Awards Columns In The Summary Compensation Table For Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(859,542)
Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,665,364
Fair Value Of Awards Granted During Applicable F Y That Remain Unvested As Of Applicable F Y End Determined As Of Applicable F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	761,177
Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End The Change In A S C Fair Value From Prior F Y End To Applicable F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,620,884
Awards Granted During Prior F Y That Were Outstanding And Unvested As Of Applicable F Y End The Change In A S C Fair Value From Prior F Y End To Applicable F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	486,789
Awards Granted During Prior F Y That Vested During Applicable F Y Change In A S C Fair Value From Prior F Y End To Vesting Date [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,554,562
Awards Granted During Prior F Y That Vested During Applicable F Y Change In A S C Fair Value From Prior F Y End To Vesting Date [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,957
Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Fair Value Of Awards Granted During Prior F Y That Were Forfeited During Applicable F Y Determined As Of Prior F Y End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(671,251)
Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Change In The Actuarial Present Values Reported Under The Change In Pension Value And Nonqualified Deferred Compensation Earnings Column Of The Summary Compensation Table For Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,132)
Service Cost And If Applicable Prior Service Cost For Pension Plans For The Applicable F Y [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Service Cost And If Applicable Prior Service Cost For Pension Plans For The Applicable F Y [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Total Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,534,329
Total Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (291,002)